Revenue - Contract Balances (Details) - EUR (€) € in Billions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Contract liabilities		€ 4.2	€ 4.4
Increases in contract liabilities mainly result from billing and invoices becoming due		8.5
Decreases in contract liabilities from satisfying performance obligations		€ 8.4
Revenue that was included in contract liability balance at beginning of period	€ 3.5		€ 2.6